LONG-TERM DEBT AND LEASE OBLIGATIONS (Details 2) (USD $) In Millions, unless otherwise specified				3 Months Ended							3 Months Ended
	Mar. 31, 2012 9.25% senior notes due 2015	Dec. 31, 2011 9.25% senior notes due 2015	Mar. 31, 2012 Credit Agreement	Mar. 31, 2012 Credit Agreement Initial six months period	Mar. 31, 2012 Credit Agreement Period after six months Low end of range	Mar. 31, 2012 Credit Agreement Period after six months High end of range	Mar. 31, 2012 Credit Agreement Base rate Initial six months period	Mar. 31, 2012 Credit Agreement Base rate Period after six months	Mar. 31, 2012 Credit Agreement Base rate Period after six months Low end of range	Mar. 31, 2012 Credit Agreement Base rate Period after six months High end of range	Mar. 31, 2012 Credit Agreement LIBOR Initial six months period	Mar. 31, 2012 Credit Agreement LIBOR Period after six months	Mar. 31, 2012 Credit Agreement LIBOR Period after six months Low end of range	Mar. 31, 2012 Credit Agreement LIBOR Period after six months High end of range
LONG-TERM DEBT AND LEASE OBLIGATIONS
Revolving credit facility, maximum borrowing capacity			$ 800
Line of credit facility, subfacility maximum available capacity			300
Outstanding principal amount of notes that must be repaid or refinanced on or before December 3, 2014 to extend the maturity date of the credit facility	238
Base rate used to calculate interest rate							base rate	base rate			LIBOR	LIBOR
Margin on variable rate (as a percent)							1.25%		1.00%	1.50%	2.25%		2.00%	2.50%
Unused commitment fee (as a percent)				0.438%	0.375%	0.50%
Outstanding cash borrowings			283
Interest rate, stated percentage	9.25%	9.25%	2.46%
Standby letters of credit outstanding			162
Amount available for borrowing under revolving credit facility			$ 355